Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	2,316,537	2,281,804	312,606
Allowance for credit losses	(147,495)	(90,626)	(12,416)
Accounts receivable, net	2,169,042	2,191,178	300,190

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	240,326	130,148	147,495	20,207
(Reversal) /Provisions	(41,943)	40,328	(29,129)	(3,991)
Write-offs	(68,235)	(22,981)	(27,740)	(3,800)
Balance at the end of the year	130,148	147,495	90,626	12,416